Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019
Expected credit loss [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance	$ 5,217	$ 2,802
Recognized in profit or loss	(3,732)	2,415
Recognized in OCI
Balance	1,485	5,217
Accruals and provisions [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance	25,938	26,632
Recognized in profit or loss	42,340	(668)
Recognized in OCI	360	(26)
Balance	68,638	25,938
Derivative Financial Instruments, Assets [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance		4,989
Recognized in profit or loss		(4,989)
Recognized in OCI
Balance
Property, Plant and equipment [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance	4,579	74
Recognized in profit or loss	(4,579)	4,505
Recognized in OCI
Balance		4,579
Intangible assets [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance	(85,820)	(87,740)
Recognized in profit or loss	1,920	1,920
Recognized in OCI
Balance	(83,900)	(85,820)
Derivative financial instruments1 [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance	(9,353)	(6,192)
Recognized in profit or loss		(3,161)
Recognized in OCI
Balance		(9,353)
Inventories [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance	(89)
Recognized in profit or loss	(21,687)	(89)
Recognized in OCI
Balance	(31,040)	(89)
Other assets and prepaid expenses [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance	(13,891)	(11,192)
Recognized in profit or loss	(5,644)	(2,699)
Recognized in OCI
Balance	(19,535)	(13,891)
Net deferred tax liability [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance	(73,419)	(70,627)
Recognized in profit or loss	33,705	(2,766)
Recognized in OCI	360	(26)
Balance	(39,354)	(73,419)
Derivative financial instruments [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance
Recognized in profit or loss	35,886
Recognized in OCI
Balance	35,886
Derivative Financial Instruments, Liabilities [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance	(89)
Recognized in profit or loss	89
Recognized in OCI
Balance		(89)
Property, plant and equipment1 [Member]
Income Taxes (Details) - Schedule of deferred tax asset (liabilities) as well as the reconciliation of changes in deferred taxes balances [Line Items]
Balance
Recognized in profit or loss	(10,888)
Recognized in OCI
Balance	$ (10,888)